Share capital and reserves (Details)							1 Months Ended				12 Months Ended
	Sep. 22, 2020 shares	Jul. 15, 2020 shares	Dec. 27, 2019 shares	Nov. 06, 2019 USD ($)	Sep. 24, 2019 USD ($) shares	Jul. 10, 2019	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 shares	Sep. 30, 2019 USD ($) shares	Jul. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares shares	Dec. 19, 2019 shares	Nov. 14, 2019 shares	Aug. 31, 2019 shares
Share capital and reserves information [Abstract]
Issue of shares in exchange for warrants (in shares)	4,229,753	4,000,000	1,645,105
Issue of treasury shares for share options exercised (in shares)								72,953
Number of ordinary shares issued (in shares)					27,541,944				2,765,901					7,346,189	1,645,105		4,580,288
Treasury shares (in shares)							4,791,703				4,791,703			4,864,656		4,864,656
Issuance of American Depository Shares (in shares)							3,200,000				3,200,000
Number of ordinary shares each American Deposit Share represent (in shares)							5
Proceeds from private placement from American Depositary Shares | $							$ 40,000,000
Warrants issued (in shares)					5,911,722
Equity fund raised for acquisition | $					$ 60,000,000							$ 8,000,000
Number of deferred ordinary shares repurchased (in shares)										43,171,134
Aggregate consideration of repurchased deferred ordinary shares (in pounds) | £										£ 0.01
Number of additional ordinary shares allotted for each consolidated share (in shares)										4
Share consolidation ratio						0.16667
Warrant Reserve [Abstract]
Number of ordinary shares each warrant holder entitles to subscribe (in shares)											1
Equity Component of Convertible Notes [Abstract]
Equity component of convertible debt | $							$ 125,000,000				$ 125,000,000
Other Distributable Reserves [Abstract]
Distribution of share premium amount | $				$ 268,505,000
Reduction in capital | $												0
Deemed distribution arising from issuance of CVRs | $				$ 47,902,000
Deemed distribution arising from scheme of arrangement | $									$ 2,969,000
Share Premium [Member]
Other Distributable Reserves [Abstract]
Reduction in capital | $												(268,505,000)
Aegerion [Member]
Share capital and reserves information [Abstract]
Number of ordinary shares issued (in shares)					77,027,423
Warrants issued (in shares)					8,065,000
Equity fund raised for acquisition | $												$ 60,000,000
Issuance of shares and warrants in consideration of acquisition | $					$ 152,615,000
Ordinary Shares [Member]
Share capital and reserves information [Abstract]
Nominal value of ordinary shares issued (in sterling per share) | £ / shares										£ 0.01			£ 0.06	£ 0.06
Number of shares issued, beginning balance (in shares)											154,498,887	274,817,283
Share consolidation in 2019 (in shares)											0	(229,014,401)
Issue of shares in exchange for warrants (in shares)											8,229,753	1,645,105
Issue of shares in equity fund raises (in shares)											16,000,000	34,888,133
Issue of treasury shares for share options exercised (in shares)											72,953	0
Treasury shares acquired in consideration for additional warrants (in shares)											0	(4,864,656)
Number of shares issued, ending balance (in shares)							178,801,593				178,801,593	154,498,887
Number of ordinary shares issued (in shares)							183,593,296				183,593,296			159,363,543
Ordinary Shares [Member] | Aegerion [Member]
Share capital and reserves information [Abstract]
Issue of shares in consideration of Aegerion Acquisition (in shares)											0	77,027,423
Treasury Shares [Member]
Share capital and reserves information [Abstract]
Number of shares issued, beginning balance (in shares)											4,864,656	0
Share consolidation in 2019 (in shares)											0	0
Issue of shares in exchange for warrants (in shares)											0	0
Issue of shares in equity fund raises (in shares)											0	0
Issue of treasury shares for share options exercised (in shares)											(72,953)	0
Treasury shares acquired in consideration for additional warrants (in shares)											0	4,864,656
Number of shares issued, ending balance (in shares)							4,791,703				4,791,703	4,864,656
Treasury Shares [Member] | Aegerion [Member]
Share capital and reserves information [Abstract]
Issue of shares in consideration of Aegerion Acquisition (in shares)											0	0
Deferred Shares [Member]
Share capital and reserves information [Abstract]
Number of shares issued, beginning balance (in shares)											0	43,171,134
Share consolidation in 2019 (in shares)											0	(43,171,134)
Issue of shares in exchange for warrants (in shares)											0	0
Issue of shares in equity fund raises (in shares)											0	0
Issue of treasury shares for share options exercised (in shares)											0	0
Treasury shares acquired in consideration for additional warrants (in shares)											0	0
Number of shares issued, ending balance (in shares)							0				0	0
Deferred Shares [Member] | Aegerion [Member]
Share capital and reserves information [Abstract]
Issue of shares in consideration of Aegerion Acquisition (in shares)											0	0